Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Segment Information

Details of each segment for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016
(In millions of Korean won)	Operating revenues		Operating income		Depreciation and Amortization
Marketing/Customer	￦	16,187,739	￦	1,093,377	￦	2,870,161
Finance		3,577,549		208,566		28,868
Satellite TV		668,945		79,987		98,895
Others		6,308,203		40,047		339,429

		26,742,436		1,421,977		3,337,353
Elimination		(3,578,234)		(38,873)		7,913

Consolidated amount	￦	23,164,202	￦	1,383,104	￦	3,345,266

	2017
(In millions of Korean won)	Operating revenues		Operating Income (loss)		Depreciation and Amortization
Marketing/Customer	￦	16,242,552	￦	1,018,593	￦	2,895,930
Finance		3,637,917		205,678		28,827
Satellite TV		685,822		75,373		99,216
Others		6,651,552		(187,090)		332,153

		27,217,843		1,112,554		3,356,126
Elimination		(3,670,914)		(43,462)		8,376

Consolidated amount	￦	23,546,929	￦	1,069,092	￦	3,364,502

	2018
(In millions of Korean won)	Operating revenues		Operating Income (loss)		Depreciation and Amortization
Marketing/Customer	￦	14,061,629	￦	886,515	￦	2,293,809
Corporate customer business[1]		2,509,880		208,584		546,635
Finance		3,560,417		145,463		22,504
Satellite TV		690,821		66,735		98,310
Others		6,349,546		(154,130)		313,511

		27,172,293		1,153,167		3,274,769
Elimination		(3,736,243)		(52,307)		6,963

Consolidated amount	￦	23,436,050	￦	1,100,860	￦	3,281,732

1	The reporting segment of the current period has changed. However, the reporting segment of the prior period has not been restated to reflect the change.

Summary of Operating Revenues and Non Current Assets by Geographical Regions

Operating revenues for the year ended December 31, 2016, 2017 and 2018 and non-current assets as at December 31, 2017 and 2018 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues			Non-current assets[1]
Location	2016	2017	2018	2017.12.31	2018.12.31
Domestic	￦23,069,579	￦23,481,703	￦23,376,218	￦17,246,640	￦17,426,879
Overseas	94,623	65,226	59,832	137,914	139,585

Total	￦23,164,202	￦23,546,929	￦23,436,050	￦17,384,554	￦17,566,464

1	Non-current assets include property, plant and equipment, intangible assets and investment properties.